Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2023
Major Customers and Suppliers [Abstract]
Schedule of Customer Revenue	The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue in 2023, 2022 and 2021:
	As of December 31,
	2023	2022	2021

Customer A	15%	17%	30%
Customer B	-	5%	15%
Customer C	-	-	6%
Customer D	6%	9%	-
Customer E	5%	-	-
The below table represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:
	As of December 31,
	2023	2022	2021

Supplier A	13%	32%	82%
Supplier B	61%	52%	7%
Supplier C	9%	-	-